Convertible Notes (Details Textual) - USD ($)		6 Months Ended
	Apr. 16, 2019	Sep. 30, 2019	Dec. 31, 2019
Material terms of convertible notes, description		● The aggregate principal amount of the Series A Notes is $10,000,000 and the Series B Notes is $5,000,000. All of the aggregate principal amount of the Series B Notes will constitute Restricted Principal. If an Investor prepays any amount under such Investor's Investor Note, an equal amount of the Restricted Principal becomes unrestricted principal under such Investor's Series B Note. The amount raised by the Company upon closing of the PIPE transaction was $10,000,000 from Series A Notes. ● The expiration date of Notes and warrant shall be October 2, 2020 and May 2, 2023 respectively. The aggregate redemption amount of the Notes shall be redeemed in installments on or before the expiration date. ● The interest rate on the Convertible Notes is eight percent (8%) per annum. In the event of default, the Interest Rate shall be increased to eighteen percent (18%) per annum. ● The initial fixed conversion price will be $8.38 per share, subject to reduction and adjustment for stock splits, stock dividends, and similar events. ● During an Event of Default Redemption Right Period the Investor may convert all, or any part of, the Conversion Amount into Ordinary Shares at the Alternate Conversion Price. ● The Alternate Conversion Price is the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, (ii) 80% of the volume-weighted average price ("VWAP") of the Ordinary Shares as of the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, (iii) 80% of the VWAP of the Ordinary Shares as of the Trading Day of the delivery or deemed delivery of the applicable Conversion Notice and (iv) 80% of the price computed as the quotient of (I) the sum of the VWAP of the Ordinary Shares for each of the three (3) Trading Days with the lowest VWAP of the Ordinary Shares during the fifteen (15) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the "Alternate Conversion Measuring Period"). ● The aggregate number of Series A and Series B warrant shares to be converted on expiration is 596,658 and 298,330 shares respectively.
Equity component in stockholders equity and warrants value		$ 436,626
Equity component		436,626
Warrants value		2,112,766
Issuance costs attributable to liability component		$ 1,641,050
Effective interest rate		25.70%
Series A Preferred Stock [Member]
Aggregate redemption price per share			$ 10,939,410.21
Warrant [Member]
Purchase of warrants shares	1
Securities Purchase Agreement [Member]
Debt principal amount	$ 10,000,000
Shares issuable upon conversion, percentage	50.00%
Exercise price	$ 8.38
Conversion of stock, description	(i) a Series A Note in the principal amount of $ 10 million, and (ii) a Series B Note in the principal amount of $ 5 million and (2) warrants to purchase such amount of shares of the company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company in the principal amount of $5 million.
Aggregate principal amount	$ 15,000,000
Third Party Placement Agent and Lawyers [Member]
Equity component in stockholders equity and warrants value		$ 699,029
Equity component		262,403
Warrants value		2,112,766
Issuance costs attributable to liability component		3,491,413
Debt issuance costs		$ 3,753,816